Capital Disclosures (Details) - Schedule of capital - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of capital [Abstract]
Partners’ capital/Shareholders’ equity (excluding reserves)	$ 349,231	$ 1,422,212
Partnership units liability	1,309,800
Debt financing (excluding deferred financing costs, prepayment options and loss on repayment)	$ 3,794,657	$ 3,184,832